                                RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                           AIM SELECT BASIC VALUE FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                          Supplement dated July 7, 2005
                   to the Statement of Additional Information
                dated April 29, 2005 as supplemented July 1, 2005


The following information dated October 31, 2004 replaces in its entirety the information with respect to Jay Rushin under the heading "PORTFOLIO MANAGERS - Investments in Each Fund - AIM Aggressive Growth Fund" in Appendix G in the Statement of Additional Information:

         "NAME OF PORTFOLIO MANAGER                  DOLLAR RANGE OF INVESTMENTS IN EACH FUND
--------------------------------------------- --------------------------------------------------------
                                     AIM AGGRESSIVE GROWTH FUND
--------------------------------------------- --------------------------------------------------------
Jay K. Rushin                                                   $50,001 - $100,000"
--------------------------------------------- --------------------------------------------------------

                            INSTITUTIONAL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                          Supplement dated July 7, 2005
                   to the Statement of Additional Information
                     dated February 28, 2005 as supplemented
                 April 1, 2005, April 29, 2005 and July 1, 2005

The following information dated October 31, 2004 replaces in its entirety the information with respect to Jay Rushin under the heading "PORTFOLIO MANAGERS - Investments in Each Fund - AIM Aggressive Growth Fund" in Appendix G in the Statement of Additional Information:

         "NAME OF PORTFOLIO MANAGER                  DOLLAR RANGE OF INVESTMENTS IN EACH FUND
--------------------------------------------- --------------------------------------------------------
                                     AIM AGGRESSIVE GROWTH FUND
--------------------------------------------- --------------------------------------------------------
Jay K. Rushin                                                   $50,001 - $100,000"
--------------------------------------------- --------------------------------------------------------